Restatement of Previously Issued Financial Statements - Balance sheet (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 22, 2020	Dec. 17, 2020	Sep. 30, 2020	Sep. 22, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance Sheet
TOTAL ASSETS	$ 71,810,102			$ 59,665,048						$ 47,919,753
Liabilities and Stockholders' Equity:
Class A common stock subject to possible redemption, $0.0001 par value; 25,875,000 shares at $10.00 per share as of September 30, 2021 and December 31, 2020	323,161,613			325,200,758						282,185,326
Stockholders' Deficit:
Common stock	99			99						99
Additional paid-in capital	10,567,654			6,982,996						6,045,644
Accumulated deficit	(345,726,458)			(315,425,489)						(280,988,910)
TOTAL STOCKHOLDERS' DEFICIT	(335,158,705)	$ (330,540,543)		(308,442,394)			$ (301,189,314)		$ (292,760,211)	(274,943,167)	$ (210,774,713)	$ (162,771,996)
Total Liabilities, Class A common stock subject to possible redemption and Stockholders' Deficit	$ 71,810,102			$ 59,665,048						$ 47,919,753
Preferred stock, shares outstanding	42,383,516			42,383,516						36,366,705
Common shares, shares outstanding	10,059,361			9,888,776						9,833,563
Seven Oaks Acquisition Corp
Class of Warrant or Right [Line Items]
Condition for future business combination threshold net tangible assets	$ 5,000,001			$ 5,000,001
Balance Sheet
TOTAL ASSETS	259,841,890	260,319,739	$ 260,975,173	261,273,723	$ 262,064,501
Liabilities and Stockholders' Equity:
Total Liabilities	16,779,693	23,289,058		22,625,604	19,428,035
Class A common stock subject to possible redemption, $0.0001 par value; 25,875,000 shares at $10.00 per share as of September 30, 2021 and December 31, 2020		258,750,000	258,750,000
Stockholders' Deficit:
Preferred stock
Accumulated deficit	(15,688,450)	(21,719,966)	(15,457,535)	(20,102,528)	(16,114,181)
TOTAL STOCKHOLDERS' DEFICIT	(15,687,803)	(21,719,319)	(15,456,888)	(20,101,881)	(16,113,534)			$ 0
Total Liabilities, Class A common stock subject to possible redemption and Stockholders' Deficit	$ 259,841,890	260,319,739	260,975,173	$ 261,273,723	262,064,501
Preferred stock, shares outstanding				25,875,000
Seven Oaks Acquisition Corp | As Previously Reported
Balance Sheet
TOTAL ASSETS		260,319,739	260,975,173	$ 261,273,723	262,064,501
Liabilities and Stockholders' Equity:
Total Liabilities		23,289,058		210,349	903,035
Class A common stock subject to possible redemption, $0.0001 par value; 25,875,000 shares at $10.00 per share as of September 30, 2021 and December 31, 2020		232,030,680	238,293,110
Stockholders' Deficit:
Preferred stock
Additional paid-in capital		10,834,267	4,571,900	5,158,732	5,060,642
Accumulated deficit		(5,835,181)	427,250	(159,402)	(61,309)
TOTAL STOCKHOLDERS' DEFICIT		(20,101,889)	(20,101,888)	5,000,004	5,000,006
Total Liabilities, Class A common stock subject to possible redemption and Stockholders' Deficit		260,319,739	260,975,173	261,273,723	262,064,501
Seven Oaks Acquisition Corp | Temporary Equity Adjustment | Adjustment
Stockholders' Deficit:
Preferred stock
Additional paid-in capital				(9,216,854)	(5,228,543)
Accumulated deficit				(15,884,785)	(15,884,786)
TOTAL STOCKHOLDERS' DEFICIT				(25,101,890)	(21,113,540)
Seven Oaks Acquisition Corp | Warrants Adjustment | Adjustment
Liabilities and Stockholders' Equity:
Total Liabilities				22,415,255	18,525,000
Stockholders' Deficit:
Preferred stock
Additional paid-in capital				4,058,122	167,901
Accumulated deficit				(4,058,341)	(168,086)
TOTAL STOCKHOLDERS' DEFICIT				$ 5
Class A Common Stock | Seven Oaks Acquisition Corp
Stockholders' Deficit:
Common shares, shares outstanding	25,875,000			25,875,000
Class A Common Stock | Seven Oaks Acquisition Corp | As Previously Reported
Stockholders' Deficit:
Common stock		268	205	$ 27	$ 26
Common shares, shares outstanding				268,663	258,254
Class A Common Stock | Seven Oaks Acquisition Corp | Temporary Equity Adjustment | Adjustment
Stockholders' Deficit:
Common stock				$ (251)	$ (211)
Common shares, shares outstanding				(2,510,189)	(2,111,354)
Class A Common Stock | Seven Oaks Acquisition Corp | Warrants Adjustment | Adjustment
Stockholders' Deficit:
Common stock				$ 224	$ 185
Common shares, shares outstanding				2,241,526	1,852,000
Class B Common Stock | Seven Oaks Acquisition Corp
Stockholders' Deficit:
Common stock	$ 647	647	647	$ 647	$ 647
Common shares, shares outstanding	6,468,750			6,468,750		6,468,750	6,468,750
Class B Common Stock | Seven Oaks Acquisition Corp | As Previously Reported
Stockholders' Deficit:
Common stock		$ 647	$ 647	$ 647	647
Common stock subject to redemption | Seven Oaks Acquisition Corp
Liabilities and Stockholders' Equity:
Class A common stock subject to possible redemption, $0.0001 par value; 25,875,000 shares at $10.00 per share as of September 30, 2021 and December 31, 2020				$ 258,750,000	$ 258,750,000
Stockholders' Deficit:
Preferred stock, shares outstanding				25,875,000	25,875,000
Common stock subject to redemption | Seven Oaks Acquisition Corp | As Previously Reported
Liabilities and Stockholders' Equity:
Class A common stock subject to possible redemption, $0.0001 par value; 25,875,000 shares at $10.00 per share as of September 30, 2021 and December 31, 2020				$ 256,063,370	$ 256,161,460
Stockholders' Deficit:
Preferred stock, shares outstanding				25,606,337	25,616,146
Common stock subject to redemption | Seven Oaks Acquisition Corp | Temporary Equity Adjustment | Adjustment
Liabilities and Stockholders' Equity:
Class A common stock subject to possible redemption, $0.0001 par value; 25,875,000 shares at $10.00 per share as of September 30, 2021 and December 31, 2020				$ 25,101,890	$ 21,113,540
Stockholders' Deficit:
Preferred stock, shares outstanding				2,510,189	2,111,354
Common stock subject to redemption | Seven Oaks Acquisition Corp | Warrants Adjustment | Adjustment
Liabilities and Stockholders' Equity:
Class A common stock subject to possible redemption, $0.0001 par value; 25,875,000 shares at $10.00 per share as of September 30, 2021 and December 31, 2020				$ (22,415,260)	$ (18,525,000)
Stockholders' Deficit:
Preferred stock, shares outstanding				(2,241,526)	(1,852,500)